TRADE RECEIVABLES, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
TRADE RECEIVABLES, NET
Trade receivables, net	$ 2,266	$ 1,667	$ 1,018
Gross carrying amount
TRADE RECEIVABLES, NET
Trade receivables, net		1,762	1,125
Less - allowance for doubtful accounts
TRADE RECEIVABLES, NET
Trade receivables, net		$ (95)	$ (107)